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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012
                                              -----------------

Check here if Amendment [ ]; Amendment Number: ______
     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Alliance Trust PLC
Address: 8 West Marketgait
         Dundee, Scotland DD1 1QN
         United Kingdom

Form 13F File Number:  28-13036

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Ian Anderson
Title:   Assistant Secretary
Phone:   +44 1382 321238

Signature, Place, and Date of Signing:


     /s/ Ian Anderson      Dundee, Scotland, United Kingdom     April 18, 2012
-------------------------  --------------------------------    -----------------
       [Signature]                  [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 39

Form 13F Information Table Value Total: $536,242 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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                           FORM 13F INFORMATION TABLE


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                                                                                     INVEST-
                      TITLE                                                             MENT
                         OF                VALUE     VALUE     SHRS OR  SH /  PUT /  DISCRE-     OTHER         VOTING AUTHORITY
NAME OF ISSUER        CLASS    CUSIP        (X$)  (X$1000)     PRN AMT   PRN   CALL     TION  MANAGERS        SOLE  SHARED  NONE

--------------------------------------------------------------------------------------------------------------------------------
AMDOCS ORD GBP0.01   EQUITY  2256908   9,861,354     9,861     500,000    SH            SOLE      NONE     500,000
AMER TOWER CORP
CL'A'COM USD0.01     EQUITY  2253608  29,631,857    29,632     753,000    SH            SOLE      NONE     753,000
AMGEN INC COM
USD0.0001            EQUITY  2023607   6,291,003     6,291     148,200    SH            SOLE      NONE     148,200
APACHE CORP COM
USD0.625             EQUITY  2043962  16,149,796    16,150     257,509    SH            SOLE      NONE     257,509
APPLE INC COM NPV    EQUITY  2046251  33,765,487    33,765      90,190    SH            SOLE      NONE      90,190
BAIDU INC ADS EACH
REP 0.10 ORD CLS'A   EQUITY  B0FXT17   8,320,871     8,321      91,400    SH            SOLE      NONE      91,400
BAXTER INTL INC
COM USD1             EQUITY  2085102   7,528,754     7,529     201,758    SH            SOLE      NONE     201,758
BE AEROSPACE COM
USD0.01              EQUITY  2089427  15,371,721    15,372     530,000    SH            SOLE      NONE     530,000
BPZ RESOURCES        CONVE-
INC 6.5% NTS         RTIBLE
01/03/15 USD           BOND  2BTBMK3   7,782,796     7,783  13,448,000    SH            SOLE      NONE  13,448,000
BPZ RESOURCES
INC COM NPV          EQUITY  2155458   2,169,873     2,170     860,000    SH            SOLE      NONE     860,000
CATERPILLAR INC COM
STK USD1             EQUITY  2180201  15,777,155    15,777     237,250    SH            SOLE      NONE     237,250
CITIGROUP INC COM
USD0.01              EQUITY  2297907   6,479,216     6,479     284,000    SH            SOLE      NONE     284,000
CLEAN HARBORS INC
COM USD0.01          EQUITY  2202473  25,979,311    25,979     617,732    SH            SOLE      NONE     617,732
COACH INC COM
USD0.01              EQUITY  2646015   4,827,005     4,827     100,000    SH            SOLE      NONE     100,000
DAVITA INC COM
USD0.001             EQUITY  2898087  13,509,368    13,509     240,000    SH            SOLE      NONE     240,000
DELL INC COM
USD0.01              EQUITY  2261526  12,433,175    12,433   1,200,000    SH            SOLE      NONE   1,200,000
ENTERPRISE PRODS P
COM UNITS REP LIM
PART INT             EQUITY  2285388  17,126,555    17,127     544,000    SH            SOLE      NONE     544,000
EXPRESS SCRIPTS IN
COM USD0.01          EQUITY  2326469  12,419,315    12,419     367,100    SH            SOLE      NONE     367,100
FLIR SYSTEMS INC
COM USD0.01          EQUITY  2344717   3,790,657     3,791     240,000    SH            SOLE      NONE     240,000
INTEROIL CORP
COM NPV              EQUITY  B02SJF9  19,226,381    19,226     599,986    SH            SOLE      NONE     599,986
JOHNSON & JOHNSON
COM USD1             EQUITY  2475833  12,854,509    12,855     312,000    SH            SOLE      NONE     312,000
LIONS GATE
ENTERTA
COM NPV              EQUITY  2753506  21,663,895    21,664   2,495,556    SH            SOLE      NONE   2,495,556
MARSH & MCLENNAN
COM USD1             EQUITY  2567741   8,191,356     8,191     400,000    SH            SOLE      NONE     400,000
MEDCOHEALTH
SOLUTI
COM USD0.01          EQUITY  2954019   4,352,172     4,352      99,128    SH            SOLE      NONE      99,128
MICROSOFT CORP COM
USD0.00000625        EQUITY  2475833  11,761,197    11,761     584,120    SH            SOLE      NONE     584,120
MONSANTO COM
STK USD0.01          EQUITY  2654320  11,970,928    11,971     240,500    SH            SOLE      NONE     240,500
NETAPP INC COM
USD0.001             EQUITY  2630643  12,934,052    12,934     462,690    SH            SOLE      NONE     462,690
NEW YORK
COMMTY
COM USD0.01          EQUITY  2711656  23,368,661    23,369   2,690,000    SH            SOLE      NONE   2,690,000
PFIZER INC COM
USD0.05              EQUITY  2684703  29,056,458    29,056   2,055,000    SH            SOLE      NONE   2,055,000
PHILIP MORRIS INTL
COM STK NPV          EQUITY  B2PKRQ3  22,133,400    22,133     400,000    SH            SOLE      NONE     400,000
PLUM CREEK TMBR
CO COM USD0.01       EQUITY  2692397   9,895,054     9,895     381,231    SH            SOLE      NONE     381,231
POLYCOM INC COM
USD0.0005            EQUITY  2693420   6,781,476     6,781     570,000    SH            SOLE      NONE     570,000
PROGRSSIVE WASTE
S COM NPV            EQUITY  B3DJGJ5   6,641,931     6,642     491,000    SH            SOLE      NONE     491,000
ROSS STORES INC
COM USD0.01          EQUITY  2746711  21,404,634    21,405     590,000    SH            SOLE      NONE     590,000
SAFEWAY INC
COM USD0.01          EQUITY  2767165   8,204,159     8,204     650,000    SH            SOLE      NONE     650,000
ST JOE COMPANY
COM NPV              EQUITY  2768663   4,644,790     4,645     391,846    SH            SOLE      NONE     391,846
TETRA TECH INC
COM USD0.01          EQUITY  2883890  16,682,994    16,683   1,013,000    SH            SOLE      NONE   1,013,000
UTD TECHNOLOGIES
COM USD1             EQUITY  2915500  17,244,791    17,245     333,000    SH            SOLE      NONE     333,000
VISA INC COM STK
USD0.0001            EQUITY  B2PZN04  18,014,161    18,014     244,443    SH            SOLE      NONE     244,443

                                                   536,242

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